Earnings per share - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended	1 Months Ended
	Feb. 10, 2011	Oct. 17, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010 Own Share Lending Agreement (Member)	Nov. 30, 2009 Own Share Lending Agreement (Member)	Jul. 15, 2009 Acquistion of 25% of Ocean Rig UDW (Member)	Dec. 31, 2011 Acquistion of 25% of Ocean Rig UDW (Member)	Sep. 02, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Poseidon [Member]	Oct. 17, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Mykonos [Member]	Apr. 12, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Olympia [Member]	Feb. 10, 2011 Conversion Of Preferred Stock Following Delivery Of Ocean Rig Corcovado [Member]
Percentage Of Preferred Stock Converted									25.00%	25.00%	25.00%	25.00%
Preferred stock shares issued							52,238,806
Stock Issued During Period, Value, Acquisitions							$ 280,000
Conversion of Stock, Shares Converted		6,532,979							13,059,701	13,059,701	13,059,701	13,059,701
Stock Issued During Period, Shares, Conversion of Convertible Securities	10,242,903	5,123,905							10,242,903	10,242,903	10,242,903
Conversion of preferred stock									584,464	144,909	644,844	5,158,762
Common stock shares issued			424,762,094	369,649,777	10,000,000	26,100,000
Treasury Stock, Shares, Acquired			1,000,000
Preferred Stock, Dividend Rate, Percentage			6.75%					6.75%